INTEREST COSTS (Tables)	12 Months Ended
Dec. 31, 2016
INTEREST COSTS [Abstract]
Interest Income and Interest Expense Disclosure
Interest costs consist of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing cost related to the Credit Facility described in Note 6.

All amounts in USD ‘000	2016	2015	2014
Interest Costs, net of capitalized interest	2,781	752	407
Commitment Fee	327	750	484
Amortization of Deferred Financing Cost	359	305	153
Total interest costs	3,467	1,807	1,044